Equity-settled share-based transactions - Prenetics 2022 Plan, Narrative (Details) - Restricted share units - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in US dollars per share)	$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual life (in years)	4 months 24 days	1 year 4 months 24 days
Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (in years)	3 years	3 years
Expense from equity-settled share-based payment transactions	$ 5,402	$ 4,841
Bottom | Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in US dollars per share)	$ 0.001	$ 0.001
Top of range | Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in US dollars per share)	$ 3.00	$ 2.96